Guarantees, commitments and risks - Commitments and risks (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Guarantees, commitments and risks
Commitments	€ 69,998	€ 74,338
Risks	600	676
Commitments and risks	€ 70,598	€ 75,014